Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Write down provision to net realizable value	$ 388	$ 497
Net charge to income statement		87
Reversal of inventory write-down	(77)
Hydrocarbon Inventories
Disclosure of financial assets [line items]
Write down provision to net realizable value	199	310
Net charge to income statement		$ 112
Reversal of inventory write-down	$ (104)